UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 06727

Dominion Funds, Inc.

(Exact name of registrant as specified in charter)

1613 Duke Street, Alexandria, VA 22314

                                                                              (Address of principal executive offices)

                                                                           (Zip code)

Paul Dietrich

21509 Willisville Road

Upperville, VA 20184

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2008- June 30, 2009

ITEM 1. PROXY VOTING RECORD: (see attached tables)

Item 1, Exhibit A contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

              DOMINION FUNDS, INC.

By (Signature and Title)              /s/ Paul Dietrich

              Paul Dietrich, President and Principal Executive Officer

Date August  17, 2009

Registrant: Dominion Funds, Inc. - Shepherd Fund				Item 1, Exhibit A
Investment Company Act file number: 811-06727
Reporting Period: July 1, 2008 through June 30, 2009

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	O1	To Receive the Accounts and Reports	MGMT	Y	FOR	FOR
2	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	O2	To Re-elect Dr. John Climax	MGMT	Y	FOR	FOR
3	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	O3	To Re-elect Mr. Edward Roberts	MGMT	Y	FOR	FOR
4	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	O4	To Re-elect Professor Dermot Kelleher	MGMT	Y	FOR	FOR
5	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	O5	To Authorise the Fixing of the Auditors' Remuneration	MGMT	Y	FOR	FOR
6	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S6	To Approve the 2008 Employees Restricted Share Unit Plan	MGMT	Y	FOR	FOR
7	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S7	To Approve the Employee Share Option Plan 2008	MGMT	Y	FOR	FOR
8	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S8	To Approve the Consultants Share Option Plan 2008	MGMT	Y	FOR	FOR
9	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S9	To Increase the Authorised Share Capital	MGMT	Y	FOR	FOR
10	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S10	To Approve the Capitalisation and Bonus Issue	MGMT	Y	FOR	FOR
11	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S11	To Authorise the Company to Allot Shares	MGMT	Y	FOR	FOR
12	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S12	To Disapply the Statutory Pre-emption Rights	MGMT	Y	FOR	FOR
13	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S13	To Authorise the Company to Make Market Purchases of Shares	MGMT	Y	FOR	FOR
14	ICON PLC	ICLR	45103T107	ANNUAL; 07/21/2008	S14	To Authorise the Chairman to Have a Casting Vote	MGMT	Y	FOR	FOR

15	ILLUMINA, INC	ILMN	452327109	SPECIAL; 09/09/2008	1	Approval of Amendment to the Certificate of Incorporation	MGMT	Y	FOR	FOR

16	THE MOSAIC COMPANY	MOS	61945A107	ANNUAL; 10/09/2008	1	Directors Recommend: A Vote for Election of the Following Nominees: 01-David B. Mathis, 02-James L. Popowich, 03-James T. Prokopanko, 04-Steven M. Seibert	MGMT	Y	FOR	FOR

17	THE MOSAIC COMPANY	MOS	61945A107	ANNUAL; 10/09/2008	2	Ratification of the Appointment of KPMG LLP as Independent Registered Public Accounting Firm	MGMT	Y	FOR	FOR

18	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	1

Directors Recommend: A Vote for Election of the Following Nominees: 01-Fred R. Adams, Jr., 02-Richard K. Looper, 03-Adolphus B. Baker, 04-Timothy A. Dawson, 05-R. Faser Triplett, M.D., 06-Letitia C. Hughes, 07-James E. Poole

							MGMT	Y	FOR	FOR

19	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	2	Amendment of the Certificate of Incorporation to Provide for Equal Dividends on a Per Share Basis for Common Stock and Class A Common Stock	MGMT	Y	FOR	FOR

20	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	3	Adoption of the Resolution Proposed by the Humane Society of the United States	SHAREHOLD	Y	AGAINST	AGAINST

21	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	1

Directors Recommend: A Vote for Election of the Following Nominees: 01-Fred R. Adams, Jr., 02-Richard K. Looper, 03-Adolphus B. Baker, 04-Timothy A. Dawson, 05-R. Faser Triplett, M.D., 06-Letitia C. Hughes, 07-James E. Poole

							MGMT	Y	FOR	FOR

22	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	2	Amendment of the Certificate of Incorporation to Provide for Equal Dividends on a Per Share Basis for Common Stock and Class A Common Stock	MGMT	Y	FOR	FOR

23	CAL-MAINE FOODS, INC	CALM	128030202	ANNUAL; 10/02/2008	3	Adoption of the Resolution Proposed by the Humane Society of the United States	SHAREHOLD	Y	AGAINST	AGAINST

24	TECHNE CORPORATION	TECH	878377100	ANNUAL; 10/23/2008	1

Directors Recommend: A Vote for Election of the Following Nominees: 01-Thomas E. Oland, 02-Roger C. Lucas, Ph.D., 03-Howard V. O'Connell, 04-G. Arthur Herbert, 05-R.C. Steer, M.D., Ph.D., 06-Robert V. Baumgartner, 07-C.A. Dinarello, M.D., 08-K.A. Holbrook, Ph.D.

							MGMT	Y	FOR	FOR

25	TECHNE CORPORATION	TECH	878377100	ANNUAL; 10/23/2008	2	To Set the Number of Directors at Eight	MGMT	Y	FOR	FOR